PRIVATE PLACEMENT (Details) - USD ($)			4 Months Ended
	Dec. 01, 2020	Nov. 23, 2020	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Sale of Units (in shares)			9,200,000
Proceeds from issuance of units	$ 12,240,000		$ 86,113,691
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Warrants per unit	1
Exercise price of warrant	$ 11.50		$ 11.50
Private Placement
Subsidiary, Sale of Stock [Line Items]
Sale of Units (in shares)	24,000	410,000
Share price	$ 10.00	$ 10.00
Proceeds from issuance of units	$ 240,000	$ 4,100,000
Shares per unit	1
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Warrants per unit	0.33